BETTER 10Q - PREPAID EXPENSES AND OTHER ASSETS - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 16,994	$ 26,244
Net investment in lease	0	944	$ 11,058
Tax receivables	10,138	18,139	20,250
Merger transaction costs	10,633	0	14,263
Security Deposits	19,086	14,369	9,226
Loans held for investment	5,381	122
Prepaid compensation asset	5,028	5,615	0
Inventory—Homes	0	1,139	1,122
Prepaid expenses and other assets	$ 67,260	$ 66,572	$ 90,998